Investment Strategy	Jun. 08, 2026
Bitcoin Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

BVX is a non-investable index, calculated and published once per second, constructed using tradable prices of option contracts available on CME (the “CME Bitcoin Options Market”) that measures the implied volatility in the CME Bitcoin Options Market. For these purposes, “implied volatility” is a measure of the expected volatility (i.e., the rate and magnitude of variations in performance) of the CME Bitcoin Options Market over the next 30 days. The BVX is a forward-looking measure of implied volatility and does not represent the actual volatility of spot Bitcoin or the CME Bitcoin Options Market. It is constructed using orderbook data from CME Bitcoin futures contracts (“Bitcoin Futures”), CME Options on Bitcoin Futures (“Bitcoin Futures Options”), and Micro Bitcoin Futures, which are smaller-sized derivative contracts that allow traders to speculate on or hedge against the price of Bitcoin using just one-tenth (0.10) of a single coin (“Micro Bitcoin Futures Options,” and collectively with Bitcoin Futures Options, “Bitcoin Options”). For additional information on the BVX, see “Additional Information About the Fund’s Investment Strategies.”

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to the next, and second to next, futures contracts that reference the BVX and that trade only on an exchange registered with the U.S. Commodity Futures Trading Commission (“BVX Futures Contracts”). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in BVX Futures Contracts (“Collateral Investments”). Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Bitcoin Volatility-Linked Instruments. For purposes of this policy, “Bitcoin Volatility-Linked Instruments” means (i) BVX Futures Contracts; (ii) shares of investment companies registered under the 1940 Act or exchange-traded investment products not registered under the 1940 Act, each of which invest in similar assets to those in which the Fund or the Subsidiary (defined below) may invest (“Other ETFs”); (iii) exchange traded options on shares of Other ETFs; and (iv) swap agreement transactions that reference the BVX, BVX Futures Contracts, Other ETFs, or BVX-referenced indexes. If the level of the BVX rises from one day to the next, that is, expected future volatility of bitcoin rises over that period, the Fund would seek to have its net asset value also rise by the change in the value of the BVX Futures Contracts it holds over that same one-day period.

The BVX does not represent the actual volatility of spot Bitcoin. The BVX is calculated based on the prices of a constantly changing portfolio, and therefore is not investable. The performance of both spot Bitcoin and the BVX will be very different from a portfolio of BVX Futures Contracts. Importantly, the Fund does not invest directly in spot Bitcoin or constituents of the BVX. Instead, the Fund seeks to benefit from increases in the price of BVX Futures Contracts.

The Fund expects to gain exposure to BVX Futures Contracts by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands, the Bitcoin Volatility ETF Cayman Ltd (the “Subsidiary”).

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Bitcoin Volatility-Linked Instruments.

The Fund’s Investments

BVX Futures Contracts

The Fund intends to typically enter into cash-settled BVX Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to the BVX, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s BVX Futures Contracts may differ from that of the BVX due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

As noted above, the Fund invests in BVX Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for BVX Futures Contracts are not readily available, the Fund would fair value its BVX Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in BVX Futures Contracts. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund also will invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Bitcoin Volatility-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to maintain its sought-after exposure to BVX Futures Contracts, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to BVX Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other ETFs

The Fund may invest in shares of both exchange-traded funds that are investment companies registered under the 1940 Act, and also shares of exchange-traded investment products not registered under the 1940 Act, each of which invest in similar assets to those in which the Fund or the Subsidiary may invest directly.

Exchange-traded option contracts on shares of Other ETFs

The Fund may invest in exchange-listed option contracts on shares of Other ETFs that invest in similar assets to those in which the Fund or the Subsidiary may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference the BVX, BVX Futures Contracts, Other ETFs, or BVX-referenced indexes

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the BVX, BVX Futures Contracts, Other ETFs, or BVX-referenced indexes.

Bitcoin

Bitcoin is a digital asset that can be transferred among participants on the Bitcoin Network on a peer-to-peer basis via the Internet. Bitcoin can be transferred without the use of a central administrator or clearing agency, unlike other means of electronic payments. Because a central party is not necessary to administer bitcoin transactions or maintain the bitcoin ledger, the term decentralized is often used in descriptions of bitcoin.

Bitcoin is based on the decentralized, open-source protocol of a peer-to-peer electronic network. No single entity owns or operates the Bitcoin Network. Bitcoin is not issued by governments, banks or any other centralized authority. The infrastructure of the Bitcoin Network is collectively maintained on a distributed basis by the network’s participants, consisting of “miners”, who run special software to validate transactions, developers, who maintain and contribute updates to the bitcoin network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Bitcoin Blockchain (defined below) and related software.

Anyone can be a user, developer, or miner. The Bitcoin Network is accessed through software, and software governs the creation, movement, and ownership of bitcoin. The source code for the Bitcoin Network and related software protocol is open-source, and anyone can contribute to its development. The value of bitcoin is in part determined by the supply of, and demand for, bitcoin in the global markets for the trading of bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors.

Bitcoin transaction and ownership records are reflected on the blockchain ledger for bitcoin (the “Bitcoin Blockchain”). Miners authenticate and bundle bitcoin transactions sequentially into files called “blocks”, which requires performing computational work to solve a cryptographic puzzle set by the Bitcoin Network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first bitcoin transaction. Copies of the Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual Bitcoin Network full node, i.e., any user who chooses to maintain on their computer a full copy of the Bitcoin Blockchain as well as related software. Each bitcoin is associated with a set of unique cryptographic “keys”, in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that bitcoin in a transfer that the Bitcoin network will recognize.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Bitcoin Volatility-Linked Instruments.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Bitcoin Volatility-Linked Instruments.
2x Bitcoin Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

BVX is a non-investable index, calculated and published once per second, constructed using tradable prices of option contracts available on CME (the “CME Bitcoin Options Market”) that measures the implied volatility in the CME Bitcoin Options Market. For these purposes, “implied volatility” is a measure of the expected volatility (i.e., the rate and magnitude of variations in performance) of the CME Bitcoin Options Market over the next 30 days. The BVX is a forward-looking measure of implied volatility and does not represent the actual volatility of spot Bitcoin or the CME Bitcoin Options Market. It is constructed using orderbook data from CME Bitcoin futures contracts (“Bitcoin Futures”), CME Options on Bitcoin Futures (“Bitcoin Futures Options”), and Micro Bitcoin Futures, which are smaller-sized derivative contracts that allow traders to speculate on or hedge against the price of Bitcoin using just one-tenth (0.10) of a single coin (“Micro Bitcoin Futures Options,” and collectively with Bitcoin Futures Options, “Bitcoin Options”). For additional information on the BVX, see “Additional Information About the Fund’s Investment Strategies.”

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed 2x daily exposure to the next, and second to next, futures contracts that reference the BVX and that trade only on an exchange registered with the U.S. Commodity Futures Trading Commission (“BVX Futures Contracts”). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in BVX Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to twice the performance of the price of short-term futures contracts that reference BVX for a single day. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Bitcoin Volatility-Linked Instruments. For purposes of this policy, “Bitcoin Volatility-Linked Instruments” means (i) BVX Futures Contracts; (ii) shares of investment companies registered under the 1940 Act or exchange-traded investment products not registered under the 1940 Act, each of which invest in similar assets to those in which the Fund or the Subsidiary (defined below) may invest (“Other ETFs”); (iii) exchange traded options on shares of Other ETFs; and (iv) swap agreement transactions that reference the BVX, BVX Futures Contracts, Other ETFs, or BVX-referenced indexes. If the level of the BVX rises from one day to the next, that is, expected future volatility of bitcoin rises over that period, the Fund would seek to have its net asset value also rise by 2x of the change in the value of the BVX Futures Contracts it holds over that same one-day period.

The BVX does not represent the actual volatility of spot Bitcoin. The BVX is calculated based on the prices of a constantly changing portfolio, and therefore is not investable. The performance of both spot Bitcoin and the BVX will be very different from a portfolio of BVX Futures Contracts. Importantly, the Fund does not invest directly in spot Bitcoin or constituents of the BVX. Instead, the Fund seeks to benefit from increases in the price of BVX Futures Contracts.

The Fund expects to gain 2x daily exposure to BVX Futures Contracts by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands, the Bitcoin Volatility ETF Cayman Ltd (the “Subsidiary”).

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Bitcoin Volatility-Linked Instruments.

The Fund’s Investments

BVX Futures Contracts

The Fund intends to typically enter into cash-settled BVX Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its 2x daily exposure to the BVX, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s BVX Futures Contracts may differ from that of the BVX due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

As noted above, the Fund invests in BVX Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for BVX Futures Contracts are not readily available, the Fund would fair value its BVX Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in BVX Futures Contracts. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund also will invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Bitcoin Volatility-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to maintain its sought-after 2x daily exposure to BVX Futures Contracts, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired 2x daily exposure to BVX Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other ETFs

The Fund may invest in shares of both exchange-traded funds that are investment companies registered under the 1940 Act, and also shares of exchange-traded investment products not registered under the 1940 Act, each of which invest in similar assets to those in which the Fund or the Subsidiary may invest directly.

Exchange-traded option contracts on shares of Other ETFs

The Fund may invest in exchange-listed option contracts on shares of Other ETFs that invest in similar assets to those in which the Fund or the Subsidiary may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference the BVX, BVX Futures Contracts, Other ETFs, or BVX-referenced indexes

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the BVX, BVX Futures Contracts, Other ETFs, or BVX-referenced indexes.

Bitcoin

Bitcoin is a digital asset that can be transferred among participants on the Bitcoin Network on a peer-to-peer basis via the Internet. Bitcoin can be transferred without the use of a central administrator or clearing agency, unlike other means of electronic payments. Because a central party is not necessary to administer bitcoin transactions or maintain the bitcoin ledger, the term decentralized is often used in descriptions of bitcoin.

Bitcoin is based on the decentralized, open-source protocol of a peer-to-peer electronic network. No single entity owns or operates the Bitcoin Network. Bitcoin is not issued by governments, banks or any other centralized authority. The infrastructure of the Bitcoin Network is collectively maintained on a distributed basis by the network’s participants, consisting of “miners”, who run special software to validate transactions, developers, who maintain and contribute updates to the bitcoin network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Bitcoin Blockchain (defined below) and related software.

Anyone can be a user, developer, or miner. The Bitcoin Network is accessed through software, and software governs the creation, movement, and ownership of bitcoin. The source code for the Bitcoin Network and related software protocol is open-source, and anyone can contribute to its development. The value of bitcoin is in part determined by the supply of, and demand for, bitcoin in the global markets for the trading of bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors.

Bitcoin transaction and ownership records are reflected on the blockchain ledger for bitcoin (the “Bitcoin Blockchain”). Miners authenticate and bundle bitcoin transactions sequentially into files called “blocks”, which requires performing computational work to solve a cryptographic puzzle set by the Bitcoin Network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first bitcoin transaction. Copies of the Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual Bitcoin Network full node, i.e., any user who chooses to maintain on their computer a full copy of the Bitcoin Blockchain as well as related software. Each bitcoin is associated with a set of unique cryptographic “keys”, in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that bitcoin in a transfer that the Bitcoin network will recognize.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Bitcoin Volatility-Linked Instruments.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Bitcoin Volatility-Linked Instruments.
-1x Bitcoin Volatility ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The BVX is a non-investable index, calculated and published once per second, constructed using tradable prices of option contracts available on CME (the “CME Bitcoin Options Market”) that measures the implied volatility in the CME Bitcoin Options Market. For these purposes, “implied volatility” is a measure of the expected volatility (i.e., the rate and magnitude of variations in performance) of the CME Bitcoin Options Market over the next 30 days. The BVX is a forward-looking measure of implied volatility and does not represent the actual volatility of spot Bitcoin or the CME Bitcoin Options Market. It is constructed using orderbook data from CME Bitcoin futures contracts (“Bitcoin Futures”), CME Options on Bitcoin Futures (“Bitcoin Futures Options”), and Micro Bitcoin Futures, which are smaller-sized derivative contracts that allow traders to speculate on or hedge against the price of Bitcoin using just one-tenth (0.10) of a single coin (“Micro Bitcoin Futures Options,” and collectively with Bitcoin Futures Options, “Bitcoin Options”). For additional information on the BVX, see “Additional Information About the Fund’s Investment Strategies.”

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to the next, and second to next, futures contracts that reference the BVX and that trade only on an exchange registered with the U.S. Commodity Futures Trading Commission (“BVX Futures Contracts”). The Fund also invests in cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in BVX Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to the inverse (-1x) performance of the price of short-term futures contracts that reference BVX for a single day. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Bitcoin Volatility-Linked Instruments. For purposes of this policy, “Bitcoin Volatility-Linked Instruments” means (i) BVX Futures Contracts; (ii)  shares of investment companies registered under the 1940 Act or exchange-traded investment products not registered under the 1940 Act, each of which invest in similar assets to those in which the Fund or the Subsidiary (defined below) may invest (“Other ETFs”); (iii) exchange traded options on shares of Other ETFs; and (iv) swap agreement transactions that reference the BVX, BVX Futures Contracts, Other ETFs, or BVX-referenced indexes. If the level of the BVX rises from one day to the next, that is, expected future volatility of bitcoin rises over that period, the Fund would seek to have its net asset value decrease by -1x of the change in the value of the BVX Futures Contracts it holds over that same one-day period.

The BVX does not represent the actual volatility of spot Bitcoin. The BVX is calculated based on the prices of a constantly changing portfolio, and therefore is not investable. The performance of both spot Bitcoin and the BVX will be very different from a portfolio of BVX Futures Contracts. Importantly, the Fund does not invest directly in spot Bitcoin or constituents of the BVX. Instead, the Fund seeks to benefit from decreases in the price of BVX Futures Contracts.

The Fund expects to gain exposure to BVX Futures Contracts by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands, the Bitcoin Volatility ETF Cayman Ltd (the “Subsidiary”).

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser” or “Volatility Shares”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Bitcoin Volatility-Linked Instruments.

The Fund’s Investments

BVX Futures Contracts

The Fund intends to typically enter into cash-settled BVX Futures Contracts as the “seller,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the seller if the price of a futures contract goes down, and the seller pays cash to the counterparty if the price of the futures contract goes up. In order to maintain its inverse (-1x) daily exposure to the BVX, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its position by buying the shorter term contract at a relatively lower price and selling a longer-dated contract at a relatively higher price. The presence of contango may positively affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its position by buying the shorter term contract at a relatively higher price and selling a longer-dated contract at a relatively lower price. The presence of backwardation will adversely affect the performance of the Fund. Further, the returns of the Fund’s BVX Futures Contracts may differ from that of the BVX due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

As noted above, the Fund invests in BVX Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for BVX Futures Contracts are not readily available, the Fund would fair value its BVX Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; and supply, demand, and open interest in BVX Futures Contracts. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Collateral Investments

The Fund also will invest its assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Bitcoin Volatility-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to maintain its sought after exposure to BVX Futures Contracts, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to BVX Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other ETFs

The Fund may invest in shares of both exchange-traded funds that are investment companies registered under the 1940 Act, and also shares of exchange-traded investment products not registered under the 1940 Act, each of which invest in similar assets to those in which the Fund or the Subsidiary may invest directly.

Exchange-traded option contracts on shares of Other ETFs.

The Fund may invest in exchange-listed option contracts on shares of Other ETFs that invest in similar assets to those in which the Fund or the Subsidiary may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference the BVX, BVX Futures Contracts, Other ETFs, or BVX-referenced indexes

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be the BVX, BVX Futures Contracts, Other ETFs or BVX-referenced indexes.

Bitcoin

Bitcoin is a digital asset that can be transferred among participants on the Bitcoin Network on a peer-to-peer basis via the Internet. Bitcoin can be transferred without the use of a central administrator or clearing agency, unlike other means of electronic payments. Because a central party is not necessary to administer bitcoin transactions or maintain the bitcoin ledger, the term decentralized is often used in descriptions of bitcoin.

Bitcoin is based on the decentralized, open-source protocol of a peer-to-peer electronic network. No single entity owns or operates the Bitcoin Network. Bitcoin is not issued by governments, banks or any other centralized authority. The infrastructure of the Bitcoin Network is collectively maintained on a distributed basis by the network’s participants, consisting of “miners”, who run special software to validate transactions, developers, who maintain and contribute updates to the bitcoin network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Bitcoin Blockchain (defined below) and related software.

Anyone can be a user, developer, or miner. The Bitcoin Network is accessed through software, and software governs the creation, movement, and ownership of bitcoin. The source code for the Bitcoin Network and related software protocol is open-source, and anyone can contribute to its development. The value of bitcoin is in part determined by the supply of, and demand for, bitcoin in the global markets for the trading of bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors.

Bitcoin transaction and ownership records are reflected on the blockchain ledger for bitcoin (the “Bitcoin Blockchain”). Miners authenticate and bundle bitcoin transactions sequentially into files called “blocks”, which requires performing computational work to solve a cryptographic puzzle set by the Bitcoin Network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first bitcoin transaction. Copies of the Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual Bitcoin Network full node, i.e., any user who chooses to maintain on their computer a full copy of the Bitcoin Blockchain as well as related software. Each bitcoin is associated with a set of unique cryptographic “keys”, in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that bitcoin in a transfer that the Bitcoin network will recognize.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Bitcoin Volatility-Linked Instruments.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in Bitcoin Volatility-Linked Instruments.